Significant contingent liabilities and unrecognized contract commitments - Capital Expenditures that are Contracted for, but not Provided for (Detail) - TWD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property plant and equipment, Contracted capital expenditures	$ 2,629,129	$ 2,331,041